Future Minimum Lease Payments (Detail) - Mar. 31, 2017 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Operating Leased Assets [Line Items]
2018	₨ 9,955.4	$ 153.5
2019	8,984.2	138.5
2020	8,511.5	131.2
2021	7,542.9	116.3
2022	6,815.6	105.1
Thereafter	31,549.1	486.5
Total	₨ 73,358.7	$ 1,131.1